Vanguard Wellington™ Fund

Supplement to the Prospectus and Summary Prospectus

Important Change to Vanguard Wellington Fund

Effective June 30, 2019, John C. Keogh will retire from Wellington Management
Company LLP and will no longer serve as a portfolio manager for Vanguard
Wellington Fund.

Edward P. Bousa, Loren L. Moran, and Michael E. Stack, who currently serve as portfolio managers with Mr. Keogh, will remain as the portfolio managers of the
Fund upon Mr. Keogh's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 21A 082018

Vanguard Wellington™ Fund

Supplement to the Statement of Additional Information

Important Change to Vanguard Wellington Fund

Effective June 30, 2019, John C. Keogh will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellington Fund.

Edward P. Bousa, Loren L. Moran, and Michael E. Stack, who currently serve as portfolio managers with Mr. Keogh, will remain as the portfolio managers of the Fund upon Mr. Keogh's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 21A 082018